RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Payments for Rent	$ 34,900	$ 34,900	$ 115,200	$ 103,800
Services charges	30	40	50	80
Liabilities	777,554		777,554		$ 742,636
Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Maintenance fees payables.	700		700		300
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment	300	100	1,100	1,500
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment Products And Services [Member]
Related Party Transaction [Line Items]
Liabilities	1,500		1,500		3,700
Basin Holdings U S L L C [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment	300	1,100	600	1,600
Liabilities	200		200		0
Mubbadrah Group Entities [Member]
Related Party Transaction [Line Items]
Payments for Rent	60	60	200	200
Accounts Payable, Related Parties	300		300		300
Heavy Equipment Manufacturing Trading LLC [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties	$ 600		$ 600		$ 600
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	100.00%		100.00%
Administrative Fees Expense	$ 100	$ 100	$ 400	$ 900